SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents. Cash and cash equivalents include temporary cash investments with original maturities of three months or less.

Accounts Receivable. Accounts receivable relate to gathering and other services provided to our customers and other counterparties. We evaluate the collectability of accounts receivable and the need for an allowance for doubtful accounts based on customer-specific facts and circumstances. To the extent we doubt the collectability of a specific customer or counterparty receivable, we recognize an allowance for doubtful accounts.

Other Current Assets.  Other current assets primarily consist of the current portion of prepaid expenses that are charged to expense over the period of benefit or the life of the related contract.

Property, Plant and Equipment. We record property, plant and equipment at historical cost of construction or fair value of the assets at acquisition. We capitalize expenditures that extend the useful life of an asset or enhance its productivity or efficiency from its original design over the expected remaining period of use. For maintenance and repairs that do not add capacity or extend the useful life of an asset, we recognize expenditures as an expense as incurred. We capitalize project costs incurred during construction, including interest on funds borrowed to finance the construction of facilities, as construction in progress.  To the extent that Summit Investments incurred interest expense related to capital projects of assets that have been acquired by the Partnership, the associated interest expense is allocated to the drop down assets as a noncash equity contribution and capitalized into the basis of the asset.

We record depreciation on a straight-line basis over an asset’s estimated useful life. We base our estimates for useful life on various factors including age (in the case of acquired assets), manufacturing specifications, technological advances and historical data concerning useful lives of similar assets. Estimates of useful lives follow.

Useful lives (In years)
Gathering and processing systems and related equipment	30
Other	4-15

Construction in progress is depreciated consistent with its applicable asset class once it is placed in service. Land and line fill are not depreciated.

We base an asset’s carrying value on estimates, assumptions and judgments for useful life and salvage value. Upon sale, retirement or other disposal, we remove the carrying value of an asset and its accumulated depreciation from our balance sheet and recognize the related gain or loss, if any.

Accrued capital expenditures are reflected in trade accounts payable.

Asset Retirement Obligations. We record a liability for asset retirement obligations only if and when a future asset retirement obligation with a determinable life is identified. For identified asset retirement obligations, we then evaluate whether the expected date and related costs of retirement can be estimated.  We have concluded that our gathering and processing assets have an indeterminate life because they are owned and will operate for an indeterminate period when properly maintained. Because we did not have sufficient information to reasonably estimate the amount or timing of such obligations and we have no current plan to discontinue use of any significant assets, we did not provide for any asset retirement obligations as of December 31, 2016 or 2015.

Amortizing Intangibles. Upon the acquisition of DFW Midstream, certain of its gas gathering contracts were deemed to have above-market pricing structures while another was deemed to have pricing that was below market. We have recognized the above-market contracts as favorable gas gathering contracts. We have recognized the below-market contract as the unfavorable gas gathering contract and included it in other noncurrent liabilities. We amortize these contracts using a straight-line method over the contract's estimated useful life.  We define useful life as the period over which the contract is expected to contribute to our future cash flows. These contracts have original terms ranging from 10 years to 20 years. We recognize the amortization expense associated with these contracts in other revenues.

We amortize all other gas gathering contracts, or contract intangibles, over the period of economic benefit based upon expected revenues over the life of the contract. The useful life of these contracts ranges from 10 years to 25 years. We recognize the amortization expense associated with these contracts in depreciation and amortization expense.

We have rights-of-way associated with city easements and easements granted within existing rights-of-way. We amortize these intangible assets over the shorter of the contractual term of the rights-of-way or the estimated useful life of the gathering system. The contractual terms of the rights-of-way range from 20 years to 30 years. We recognize the amortization expense associated with rights-of-way assets in depreciation and amortization expense.

Goodwill. Goodwill represents consideration paid in excess of the fair value of the net identifiable assets acquired in a business combination. We evaluate goodwill for impairment annually on September 30. We also evaluate goodwill whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.

We test goodwill for impairment using a two-step quantitative test. In the first step, we compare the fair value of the reporting unit to its carrying value, including goodwill. To estimate the fair value of the reporting units under step one, we utilize two valuation methodologies: the market approach and the income approach. Both of these approaches incorporate significant estimates and assumptions to calculate enterprise fair value for a reporting unit. The most significant estimates and assumptions inherent within these two valuation methodologies are: (i) determination of the weighted-average cost of capital; (ii) the selection of guideline public companies; (iii) market multiples; (iv) weighting of the income and market approaches; (v) growth rates; (vi) commodity prices; and (vi) the expected levels of throughput volume gathered. Changes in these and other assumptions could materially affect the estimated amount of fair value for any of our reporting units.

If the reporting unit’s fair value exceeds its carrying amount, we conclude that the goodwill of the reporting unit has not been impaired and no further work is performed.

If we determine that the reporting unit’s carrying value exceeds its fair value, we proceed to step two. In step two, we compare the carrying value of the reporting unit to its implied fair value. Significant estimates and assumptions utilized in the determination of a reporting unit's implied fair value are based on a variety of factors specific to a given reporting unit's individual assets and liabilities as well as market and industry considerations.  If we determine that the carrying amount of a reporting unit's goodwill exceeds its implied fair value, we recognize the excess of the carrying value over the implied fair value as an impairment loss.

Equity Method Investments. We account for investments in which we exercise significant influence using the equity method so long as we (i) do not control the investee and (ii) are not the primary beneficiary.  We recognize these investments in investment in equity method investees in the accompanying consolidated balance sheets. We recognize our proportionate share of earnings or loss in net income on a one-month lag.

We recognize an other-than-temporary impairment for losses in the value of equity method investees when evidence indicates that the carrying amount is no longer supportable. Evidence of a loss in value might include, but would not necessarily be limited to, absence of an ability to recover the carrying amount of the investment or inability of the equity method investee to sustain an earnings capacity that would justify the carrying amount of the investment. A current fair value of an investment that is less than its carrying amount may indicate a loss in value of the investment. We evaluate our equity method investments whenever evidence exists that would indicate a need to assess the investment for potential impairment.

Other Noncurrent Assets. Other noncurrent assets primarily consist of external costs incurred in connection with the closing of our Revolving Credit Facility and related amendments. We capitalize and then amortize these debt issuance costs on a straight-line basis over the life of the respective debt instrument.  We recognize amortization of Revolving Credit Facility debt issuance costs in interest expense.

Debt Issuance Costs.  Debt issuance costs, other than those associated with our Revolving Credit Facility, are reflected in the carrying value of the Senior Notes as an adjustment to the principal amount and amortized on a straight-line basis over the life of the respective debt instrument.  We recognize Senior Notes debt issuance costs in interest expense.

Deferred Purchase Price Obligation. We recognize a liability for the Deferred Purchase Price Obligation (as defined later) to reflect the expected value of the Remaining Consideration to be paid in 2020 for the acquisition of the 2016 Drop Down Assets. We estimate Remaining Consideration by summing the calculations of (i) actual capital expenditures incurred and Business Adjusted EBITDA (as defined later) recognized from the 2016 Drop Down Assets during the period since closing the 2016 Drop Down to the current balance sheet date and (ii) estimates of projected capital expenditures and Business Adjusted EBITDA related to the 2016 Drop Down Assets for periods subsequent to the respective balance sheet date until December 31, 2019. We discount the Remaining Consideration using a commensurate risk-adjusted discount rate and recognize the change in present value of the Remaining Consideration in earnings in the period of change. Our recognition of the change in present value of the Remaining Consideration in the consolidated statements of operations represents the change in present value, which comprises a time value of money concept, as well as (i) actual results from the 2016 Drop Down Assets and (ii) adjustments to projections and the expected value of the Remaining Consideration (see Note 16).

Impairment of Long-Lived Assets. We test assets for impairment when events or circumstances indicate that the carrying value of a long-lived asset may not be recoverable. The carrying value of a long-lived asset (except goodwill) is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from its use and eventual disposition. If we conclude that an asset's carrying value will not be recovered through future cash flows, we recognize an impairment loss on the long-lived asset equal to the amount by which the carrying value exceeds its fair value. We determine fair value using either a market-based approach or an income-based approach.  We discuss our policy for goodwill impairment above.

Derivative Contracts.  We have commodity price exposure related to our sale of the physical natural gas we retain from certain DFW Midstream system customers and our procurement of electricity to operate the DFW Midstream system's electric-drive compression assets.  Our gas gathering agreements with certain DFW Midstream customers permit us to retain a certain quantity of natural gas that we gather to offset the power costs we incur to operate these electric-drive compression assets. We manage this direct exposure to natural gas and power prices through the use of forward power purchase contracts with wholesale power providers that require us to purchase a fixed quantity of power at a fixed heat rate based on prevailing natural gas prices based on the Waha Hub Index. Because we sell our retainage gas from these customers at prices that are based on the Waha Hub Index, we have effectively fixed the relationship between a portion of our compression electricity expense and natural gas retainage sales.

Accounting standards related to derivative instruments and hedging activities allow for normal purchase or sale elections and hedge accounting designations, which generally eliminate or defer the requirement for mark-to-market recognition in net income and thus reduce the volatility of net income that can result from fluctuations in fair values.  We have designated these contracts as normal under the normal purchase and sale exception under the accounting standards for derivatives. We do not enter into risk management contracts for speculative purposes.

Fair Value of Financial Instruments.  The fair-value-measurement standard under GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard characterizes inputs used in determining fair value according to a hierarchy that prioritizes those inputs based upon the degree to which the inputs are observable. The three levels of the fair value hierarchy are as follows:

•	Level 1. Inputs represent quoted prices in active markets for identical assets or liabilities;
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Level 2. Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (for example, quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in markets not considered to be active, inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs); and

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Level 3. Inputs that are not observable from objective sources, such as management’s internally developed assumptions used in pricing an asset or liability (for example, an internally developed present value of future cash flows model that underlies management's fair value measurement).

Commitments and Contingencies. We record accruals for loss contingencies when we determine that it is probable that a liability has been incurred and that such economic loss can be reasonably estimated. Such determinations are subject to interpretations of current facts and circumstances, forecasts of future events and estimates of the financial impacts of such events.  We recognize gain contingencies when their realization is assured beyond a reasonable doubt.

Noncontrolling Interest. Noncontrolling interest represents the ownership interests of third-party entities in the net assets of our consolidated subsidiaries. For financial reporting purposes, we consolidate OpCo and its wholly owned subsidiaries with our wholly owned subsidiaries and the 1% ownership interest in OpCo is reflected as noncontrolling interest in partners' capital. We reflect changes in our ownership of OpCo as adjustments to noncontrolling interest.

Revenue Recognition. We generate the majority of our revenue from the gathering, treating and processing services that we provide to our customers. We also generate revenue from our marketing of natural gas, NGLs and condensate. We realize revenues by receiving fees from our customers or by selling the residue natural gas, NGLs and condensate.

We recognize revenue earned from fee-based gathering, treating and processing services in gathering services and related fees revenue. We also earn revenue from the sale of physical natural gas purchased from our customers under percentage-of-proceeds arrangements. These revenues are recognized in natural gas, NGLs and condensate sales with corresponding expense recognition for the producer's share of the proceeds in cost of natural gas and NGLs. We sell substantially all of the natural gas that we retain from certain DFW Midstream customers to offset the power expenses of the electric-driven compression on the DFW Midstream system. We also sell condensate retained from our gathering services at Grand River. Revenues from the retainage of natural gas and condensate are recognized in natural gas, NGLs and condensate sales; the associated expense is included in operation and maintenance expense. Certain customers reimburse us for costs we incur on their behalf. We record costs incurred and reimbursed by our customers on a gross basis, with the revenue component recognized in other revenues.

We recognize revenue when all of the following criteria are met: (i) persuasive evidence of an exchange arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable and (iv) collectability is reasonably assured.

We provide gathering and/or processing services principally under contracts that contain one or more of the following arrangements:

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Fee-based arrangements. Under fee-based arrangements, we receive a fee or fees for one or more of the following services (i) natural gas gathering, treating and/or processing and (ii) crude oil and/or produced water gathering.

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Percent-of-proceeds arrangements. Under percent-of-proceeds arrangements, we generally purchase natural gas from producers at the wellhead, or other receipt points, gather the wellhead natural gas through our gathering system, treat the natural gas, process the natural gas and/or sell the natural gas to a third party for processing. We then remit to our producers an agreed-upon percentage of the actual proceeds received from sales of the residue natural gas and NGLs. Certain of these arrangements may also result in returning all or a portion of the residue natural gas and/or the NGLs to the producer, in lieu of returning sales proceeds. The margins earned are directly related to the volume of natural gas that flows through the system and the price at which we are able to sell the residue natural gas and NGLs.

Certain of our gathering and processing agreements provide for a monthly, quarterly or annual MVC. Under these MVCs, our customers agree to ship and/or process a minimum volume of production on our gathering systems or to pay a minimum monetary amount over certain periods during the term of the MVC. A customer must make a shortfall payment to us at the end of the contracted measurement period if its actual throughput volumes are less than its MVC for that period. Certain customers are entitled to utilize shortfall payments to offset gathering fees in one or more subsequent contracted measurement periods to the extent that such customer's throughput volumes in a subsequent contracted measurement period exceed its MVC for that contracted measurement period.

We recognize customer billings for obligations under their MVCs as revenue when the obligations are billable under the contract and the customer does not have the right to utilize shortfall payments to offset gathering or processing fees in excess of its MVCs in subsequent periods.

We record customer billings for obligations under their MVCs as deferred revenue when the customer has the right to utilize shortfall payments to offset gathering or processing fees in subsequent periods. We recognize deferred revenue under these arrangements in revenue once all contingencies or potential performance obligations associated with the related volumes have either (i) been satisfied through the gathering or processing of future excess volume throughput, or (ii) expired (or lapsed) through the passage of time pursuant to the terms of the applicable gathering or processing agreement.  We also recognize deferred revenue in revenues when it is determined that a given amount of MVC shortfall payments cannot be recovered by offsetting gathering or processing fees in subsequent contracted measurement periods. In making this determination, we consider both quantitative and qualitative facts and circumstances, including, but not limited to, contract terms, capacity of the associated pipeline or receipt point and/or expectations regarding future investment, drilling and production.

We classify deferred revenue as a current liability for arrangements where the expiration of a customer's right to utilize shortfall payments is 12 months or less. We classify deferred revenue as noncurrent for arrangements where the expiration of the right to utilize shortfall payments and our estimate of its potential utilization is more than 12 months.

Unit-Based Compensation.  For awards of unit-based compensation, we determine a grant date fair value and recognize the related compensation expense in the statements of operations over the vesting period of the respective awards.

Income Taxes.  As a partnership, we are generally not subject to federal and state income taxes, except as noted below. However, our unitholders are individually responsible for paying federal and state income taxes on their share of our taxable income. Net income or loss for GAAP purposes may differ significantly from taxable income reportable to our unitholders as a result of differences between the tax basis and the GAAP basis of assets and liabilities and the taxable income allocation requirements under our Partnership Agreement.

In general, legal entities that are chartered, organized or conducting business in the state of Texas are subject to a franchise tax (the "Texas Margin Tax"). The Texas Margin Tax has the characteristics of an income tax because it is determined by applying a tax rate to a tax base that considers both revenues and expenses.  Our financial statements reflect provisions for these tax obligations.

Earnings or Loss Per Unit. We determine basic EPU by dividing the net income or loss that is attributed, in accordance with the net income and loss allocation provisions of our Partnership Agreement, to limited partners under the two-class method, after deducting (i)  the 1% noncontrolling interest in OpCo (for periods subsequent to the 2016 Drop Down), (ii) any net income or loss of contributed subsidiaries that is attributable to Summit Investments, (iii) the General Partner's approximate 2% interest in net income or loss and (iv) any payment of IDRs, by the weighted-average number of limited partner units outstanding. Diluted EPU reflects the potential dilution that could occur if securities or other agreements to issue common units, such as unit-based compensation, were exercised, settled or converted into common units and included in the weighted-average number of units outstanding. When it is determined that potential common units resulting from an award subject to performance or market conditions should be included in the diluted EPU calculation, the impact is reflected by applying the treasury stock method.

Comprehensive Income or Loss.  Comprehensive income or loss is the same as net income or loss for all periods presented.

Environmental Matters.  We are subject to various federal, state and local laws and regulations relating to the protection of the environment. Liabilities for loss contingencies, including environmental remediation costs, arising from claims, assessments, litigation, fines and penalties and other sources are charged to expense when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. We accrue for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Such accruals are adjusted as further information develops or circumstances change. Recoveries of environmental remediation costs from other parties or insurers are recorded as assets when their realization is assured beyond a reasonable doubt.

Carve-Out Entities, Assets, Liabilities and Expenses. For drop down transactions involving entities that were carved out of other entities, the majority of the assets and liabilities allocated to the carve-out entity are specifically identified based on the original entity's existing divisional organization. Goodwill is allocated to the carve-out entity based on initial purchase accounting estimates. Revenues and depreciation and amortization are specifically identified based on the relationship of the carve-out entity to the original entity's existing divisional structure. Operation and maintenance and general and administrative expenses are allocated to the carve-out entity based on volume throughput.

For drop down transactions involving assets, liabilities and expenses that were carved out of other entities, the majority of the assets and liabilities allocated to the carve-out are specifically identified based on the original entity's existing divisional organization. Depreciation and amortization are specifically identified based on the relationship of the carve-out entity to the original entity's existing divisional structure. General and administrative expenses are allocated to the carve-out entity based on an allocation of Summit Investments' consolidated expenses.

Allocation of Certain Liabilities in Drop Downs. For drop down transactions involving assets for which their development was funded with debt incurred by Summit Investments or a subsidiary thereof, which was allocated to but not ultimately assumed by the Partnership and later replaced with bank borrowings or debt capital at the Partnership, we allocate a portion of that debt, net of debt issuance costs, to the drop down assets during the common control period. Interest expense is allocated and recognized during the common control period. Any outstanding debt balance or principal is included in the calculation of the excess or deficit of acquired carrying value relative to consideration paid and recognized.

Recent Accounting Pronouncements.  Accounting standard setters frequently issue new or revised accounting rules. We review new pronouncements to determine the impact, if any, on our financial statements.  Accounting standards that have or could possibly have a material effect on our financial statements are discussed below.

Recently Adopted Accounting Pronouncements.  We have recently adopted the following accounting pronouncements:

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ASU No. 2015-03 Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs ("ASU 2015-03").  Under ASU 2015-03, entities that have historically presented debt issuance costs as an asset, related to a recognized debt liability, will be required to present those costs as a direct deduction from the carrying amount of that debt liability. In August 2015, the FASB amended ASU 2015-03 to address the presentation and subsequent measurement of debt issuance costs related to line of credit (“LOC”) arrangements. The amendment permits an entity to defer and present debt issuance costs as an asset and subsequently amortize debt issuance costs ratably over the term of a LOC arrangement, regardless of whether there are outstanding borrowings under that LOC arrangement.  This new standard became effective for fiscal years and interim periods within those years, beginning after December 15, 2015. The January 2016 adoption of this update resulted in a reclassification from other noncurrent assets to long-term debt of the debt issuance costs associated with our Senior Notes (see Note 9).  Debt issuance costs associated with the Revolving Credit Facility will remain in other noncurrent assets.  This standard had no impact on interest expense, net income or loss, EPU or partners' capital.

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ASU No. 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force) ("ASU 2016-15").  ASU 2016-15 addresses how certain cash receipts and cash payments are presented and classified in the statements of cash flows. The applicable provisions relate to distributions received from equity method investees.  ASU 2016-15 prescribes a method for differentiating between returns of investment (which should be classified as inflows from investing activities) and returns on investment (which should be classified as inflows from operating activities). With respect to distributions from equity method investees, entities make this determination by applying a cumulative-earnings approach or a nature of the distribution approach. The ASU formalizes each of these methods and allows an entity to choose either one as an accounting policy election.  ASU 2016-15 is effective for public business entities for fiscal years beginning after December 15, 2017.  Early adoption is permitted.  The amendments in ASU 2016-15 are to be applied using a retrospective transition method to each period presented.  We have adopted the provisions of ASU 2016-15 as of December 31, 2016 and have elected the nature of the distribution approach.  The adoption of this standard had no impact on our financial statements.

Accounting Pronouncements Pending Adoption. We are currently in the process of evaluating the applicability and/or impact of the following accounting pronouncements:

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ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09").  Under ASU 2014-09, revenue will be recognized under a five-step model: (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to performance obligations; and (v) recognize revenue when (or as) the performance obligation is satisfied.  ASU 2014-09 is effective for fiscal years and interim periods within those years, beginning after December 15, 2017 and allows for early adoption.  We expect to adopt the provisions of ASU 2014-09 effective January 1, 2018 using the modified retrospective method.

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We have substantially completed our review of our existing contracts under the new guidance.  However, we are still assessing the financial statement impact of adoption for certain items discussed below.  For contracts where we perform gathering services and earn a per-unit fee which is recognized at a point in time, revenue will be recognized over time as the service is performed, which is expected to accelerate the recognition of revenue by an immaterial amount.  In addition, our contracts generally contain forms of what will be considered variable consideration, which will likely be constrained as the volumes are susceptible to factors outside of our control and influence.  However, we will be billing amounts that correspond directly to the value transferred such that the resulting revenue recognized will be similar to current GAAP.  Due to certain open technical issues, such as contributions in aid of construction and noncash consideration, as well as completion of our evaluations of MVCs, we cannot currently fully conclude on the impact of adoption.  We anticipate that we will be able to complete our assessment of the impact of adoption by the end of the third quarter of 2017.

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ASU No. 2016-02 Leases (Topic 842) ("ASU 2016-02").  ASU 2016-02 requires that lessees recognize all leases on the balance sheet, with the exception of short-term leases.  A lease liability will be recorded for the obligation of a lessee to make lease payments arising from a lease.  A right-of-use asset will be recorded which represents the lessee’s right to use, or to control the use of, a specified asset for a lease term.  We are currently evaluating the impact of this guidance on lessor accounting but have made no determinations at this time.  ASU 2016-02 is effective for public companies for fiscal years beginning after December 15, 2018, and requires the modified retrospective approach for transition.  We are currently evaluating the provisions of ASU 2016-02 to determine its impact on our financial statements and related disclosures and expect to adopt its provisions effective January 1, 2019.

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ASU No. 2016-08 Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) ("ASU 2016-08").  ASU 2016-08 does not change the core principle of Topic 606, rather it clarifies the implementation guidance on principal versus agent considerations.  We expect to adopt the provisions of ASU 2016-08 effective January 1, 2018.  Our position regarding the impact of and transition method for this update is the same as for ASU 2014-09.

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ASU No. 2016-09 Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting ("ASU 2016-09").  ASU 2016-09 simplifies several aspects for share-based payment award transactions, including income tax consequences, the liability or equity classification of awards and classification on the statements of cash flows.  ASU 2016-09 is effective for public companies for fiscal years beginning after December 15, 2016.  It does not specify a single transition approach, rather it specifies retrospective, modified retrospective and/or prospective transition approaches based on the aspect being applied.  As a partnership that is generally not subject to taxes, the primary impact of adopting ASU 2016-09 will be to change our classification of certain share-based payment awards activity in the statements of cash flows.

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ASU No. 2016-10 Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing ("ASU 2016-10").  ASU 2016-10 clarifies the following two aspects of Topic 606 (i) identifying performance obligations and (ii) the licensing implementation guidance, while retaining the related principles for those areas.  We expect to adopt the provisions of ASU 2016-10 effective January 1, 2018.  Our position regarding the impact of and transition method for this update is the same as for ASU 2014-09.

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ASU No. 2016-12 Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients ("ASU 2016-12").  ASU 2016-12 does not change the core principle of the guidance in Topic 606. Rather, the amendments therein affect only the narrow aspects of Topic 606 including assessing the collectability criterion and issues related to contract modification at transition and completed contracts at transition.  We expect to adopt the provisions of ASU 2016-12 effective January 1, 2018.  Our position regarding the impact of and transition method for this update is the same as for ASU 2014-09.